Note 10	9 Months Ended
Jul. 31, 2012
Line Of Credit [Text Block]
10.   We have certain stand alone cash collateralized letter of credit agreements and facilities under which there were a total of $32.3 million and $54.1 million of letters of credit outstanding as of July 31, 2012 and October 31, 2011, respectively. These agreements and facilities require us to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder, which will affect the amount of cash we have available for other uses. As of July 31, 2012 and October 31, 2011, the amount of cash collateral in these segregated accounts was $32.8 million and $57.7 million, respectively, which is reflected in “Restricted cash” on the Condensed Consolidated Balance Sheets.

Our wholly owned mortgage banking subsidiary, K. Hovnanian American Mortgage, LLC (“K. Hovnanian Mortgage”), originates mortgage loans primarily from the sale of our homes. Such mortgage loans and related servicing rights are sold in the secondary mortgage market within a short period of time. Our secured Master Repurchase Agreement with JPMorgan Chase Bank, N.A. (“Chase Master Repurchase Agreement”) is a short-term borrowing facility that provides up to $75 million through November 1, 2012 and thereafter up to $50 million through March 28, 2013. The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the current LIBOR subject to a floor of 1.625% plus the applicable margin ranging from 2.5% to 3.0% based on the takeout investor and type of loan. As of July 31, 2012, the aggregate principal amount of all borrowings under the Chase Master Repurchase Agreement was $56.2 million.

On May 29, 2012, K. Hovnanian Mortgage entered into another secured Master Repurchase Agreement with Customers Bank (“Customers Master Repurchase Agreement), which is a short-term borrowing facility that provides up to $37.5 million through May 28, 2013.  The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable daily or as loans are sold to permanent investors on outstanding advances at the current LIBOR subject to a floor of 3.5% plus the applicable margin ranging from 3.0% to 5.5% based on the takeout investor and type of loan. As of July 31, 2012, the aggregate principal amount of all borrowings under the Customers Master Repurchase Agreement was $22.0 million.

On June 29, 2012, K. Hovnanian Mortgage entered into a third secured Master Repurchase Agreement with Credit Suisse First Boston Mortgage Capital LLC (“Credit Suisse Master Repurchase Agreement”), which is a short-term borrowing facility that provides up to $25.0 million through June 28, 2013.  The loan is secured by the mortgages held for sale and is repaid when we sell the underlying mortgage loans to permanent investors.  Interest is payable monthly on outstanding advances at the Credit Suisse Cost of Funds, which was 0.74% at July 31, 2012, plus the applicable margin ranging from 3.75% to 4.0% based on the takeout investor and type of loan. As of July 31, 2012, there were no outstanding borrowings under the Credit Suisse Master Repurchase Agreement.

The Chase Master Repurchase Agreement, Customers Master Repurchase Agreement and Credit Suisse Master Repurchase Agreement (together, the “Master Repurchase Agreements”) require K. Hovnanian Mortgage to satisfy and maintain specified financial ratios and other financial condition tests. Because of the extremely short period of time mortgages are held by K. Hovnanian Mortgage before the mortgages are sold to investors (generally a period of a few weeks), the immateriality to us on a consolidated basis of the size of the Master Repurchase Agreements, the levels required by these financial covenants, our ability based on our immediately available resources to contribute sufficient capital to cure any default, were such conditions to occur, and our right to cure any conditions of default based on the terms of the agreement, we do not consider any of these covenants to be substantive or material.  As of July 31, 2012, we believe we were in compliance with the covenants under the Master Repurchase Agreements.